UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2004

Check here if amendment |_|: Amendment Number: ___

This Amendment (Check one only.):   |_| is a restatement

                                    |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Knowlton Brothers, Inc.
Address: 530 Fifth Avenue
         New York, New York 10036

Form 13F File Number: 28-5340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Winthrop Knowlton
Title: Chairman
Phone: (212) 764-3602

Signature, Place and Date of Signing:

/s/ Winthrop Knowlton           New York, New York             May 7, 2004
(Signature)                     (City, State)                  (Date)

Report Type (Check one only.):

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

_______________            ____________________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3

Form 13F Information Table Entry Total:            73

Form 13F Information Table Value Total:            $136,150
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
---      --------------------       ----

1        28-5342                    Knowlton, Christopher
2        28-5344                    Knowlton, Winthrop
3        28-2649                    Lee, Dwight E.

                           TITLE OF                   VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER          CLASS          CUSIP     (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
-----------------------    --------     ----------   --------  -------   ---   ----   -------  ----------  -------- -------- -------
Alloy Online               COM           19855105       3461    758943                X        1, 2                  X
Amgen                      COM          00130H105        940     16171                X        1, 2                  X
Amgen                      COM          00130H105        461      7935                X        1, 2, 3               X
AMN Healthcare Services    COM          001744101       5944    323930                X        1, 2                  X
American Healthways        COM          02649V104       7641    313143                X        1, 2                  X
American Healthways        COM          02649V104       1332     54600                X        1, 2, 3               X
Axcan Pharma Inc.          COM          054923107        310     16250                X        1, 2                  X
Biolase Technology         COM           90911108       5046    288367                X        1, 2                  X
Biosite Diagnostic         COM           90945106       3315    103691                X        1, 2                  X
Biosite Diagnostic         COM           90945106        611     19100                X        1, 2, 3               X
Celgene                    COM          151020104       1248     26199                X        1, 2                  X
Celgene                    COM          151020104        686     14400                X        1, 2, 3               X
Cell Genesys               COM          150921104        368     30600                X        1, 2                  X
Cephalon                   COM          156708109        682     11900                X        1, 2                  X
Cephalon                   COM          156708109        550      9600                X        1, 2, 3               X
Cognex Corp.               COM          192422103       3450    103748                X        1, 2                  X
Cognex Corp.               COM          192422103        432     13000                X        1, 2, 3               X
Cross Country Inc.         COM          227483104       2665    159936                X        1, 2                  X
Cytyc Corp.                COM          232946103       3830    172119                X        1, 2                  X
Durect Corp.               COM          266605104        542    159800                X        1, 2                  X
Durect Corp.               COM          266605104        297     87500                X        1, 2, 3               X
Eclipsys                   COM          278856109       4541    336863                X        1, 2                  X
Eclipsys                   COM          278856109        621     46100                X        1, 2, 3               X
Electronic Processing      COM          26882d109       1243     76278                X        1,2                   X


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

                           TITLE OF                   VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER          CLASS          CUSIP     (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
-----------------------    --------     ----------   --------  -------   ---   ----   -------  ----------  -------- -------- -------
Electronics for Imaging    COM          286082102       1691     68827                X        1, 2                  X
EPIX Medical               COM          26881q101        247     11900                X        1, 2                  X
E-Trade Group              COM          269246104        335     25122                X        1, 2, 3               X
Exult                      COM          302284104       2673    433963                X        1, 2                  X
Exult                      COM          302284104        940    152600                X        1, 2, 3               X
Flextronics
International              COM          Y2573F102       9897    579121                X        1, 2                  X
Flextronics
International              COM          Y2573F102       1630     95400                X        1, 2, 3               X
Gentex                     COM          371901109       1639     37794                X        1, 2                  X
Gilead Sciences            COM          375558103        305      5500                X        1, 2                  X
Hollis Eden
Pharmaceuticals            COM          435902101       5319    550600                X        1, 2                  X
ICOS Corp.                 COM          449295104        672     18200                X        1, 2                  X
ICOS Corp.                 COM          449295104        244      6600                X        1, 2, 3               X
Intersil Corp.             COM          46069S109        332     14900                X        1, 2, 3               X
Intuitive Surgical         COM          46120E602        300     17700                X        1, 2                  X
Jabil Circuit              COM          466313103       4443    150960                X        1, 2                  X
Jabil Circuit              COM          466313103        970     32962                X        1, 2, 3               X
Jupitermedia               COM          48207D101       7929    690091                X        1, 2                  X
Jupitermedia               COM          48207D101       3160    275000                X        1, 2, 3               X
Learning Tree Intl Inc     COM          522015106       1142     71190                X        1, 2                  X
Liberty Media              COM          530718105        596     54413                X        1, 2, 3               X
Livepersons Inc.           COM          538146101        769    145015                X        1, 2                  X
Livepersons Inc.           COM          538146101        239     45000                X        1, 2, 3               X
Martek Biosciences         COM          572901106       3984     69943                X        1, 2                  X
Martek Biosciences         COM          572901106        792     13900                X        1, 2, 3               X
Maxim Pharmaceuticals      COM          57772M107        930    108600                X        1, 2                  X


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

                           TITLE OF                   VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER          CLASS          CUSIP     (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
-----------------------    --------     ----------   --------  -------   ---   ----   -------  ----------  -------- -------- -------
Medsource Technologies
Inc.                       COM          58505Y103       2288    386472                X        1, 2                  X
Micron Technology          COM          595112103        139      8300                X        1, 2, 3               X
Neoforma Inc               COM          640475505       1010     92930                X        1,2                   X
Neurocrine Biosciences     COM          64125c109        349      5900                X        1,2                   X
Network Associates         COM          640938106        556     30883                X        1, 2, 3               X
Oracle Corp.               COM          68389X105       1932    161023                X        1, 2                  X
Oracle Corp                COM          68389X105        101      8400                X        1, 2, 3               X
Pec Solutions              COM          705107100       1413    106861                X        1, 2                  X
Pec Solutions              COM          705107100        365     27600                X        1, 2, 3               X
Pinnacle Systems           COM          723481107       2205    245830                X        1, 2                  X
Pinnacle Systems           COM          723481107        342     38100                X        1, 2, 3               X
Polycom                    COM          73172K104       4305    202877                X        1, 2                  X
Polycom                    COM          73172K104        777     36600                X        1, 2, 3               X
Serena Software            COM          817492101        568     27900                X        1, 2                  X
Serena Software            COM          817492101        244     12000                X        1, 2, 3               X
Synopsys                   COM          871607107       2789     97068                X        1, 2                  X
Synopsys                   COM          871607107        516     17974                X        1, 2, 3               X
Thoratec                   COM          885175307       6355    510019                X        1, 2                  X
Thoratec                   COM          885175307        907     72830                X        1, 2, 3               X
TRC Cos                    COM          872625108       3563    190408                X        1, 2                  X
TRC Cos                    COM          872625108        610     32597                X        1, 2, 3               X
Verisign                   COM          92343E102        314     18900                X        1, 2, 3               X
Websense                   COM          947684106       2438     82340                X        1, 2                  X
Websense                   COM          947684106        672     22700                X        1, 2, 3               X
TOTAL                                                 136150


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